Property and Equipment, Net (Tables)	12 Months Ended
Mar. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net consists of the following:

	As of March 31,
	2024	2025	2025
	HK$	HK$	US$
Furniture and fixture	575,696	596,356	76,653
Office equipment	564,685	577,595	74,242
Leasehold improvement	6,549,903	6,549,903	841,901
Machinery	—	3,882,266	499,012
Total	7,690,284	11,606,120	1,491,808
Less: accumulated depreciation	(3,173,740)	(5,827,122)	(748,997)
Property and equipment, net	4,516,544	5,778,998	742,811